THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF SEPTEMBER 30, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.9%

	Shares	Value
CANADA — 3.3%
Brookfield Asset Management, Cl A	17,542	$587,242
Shopify, Cl A *	9,144	501,432

		1,088,674

CAYMAN ISLANDS — 1.6%
BeiGene *	37,800	519,325

DENMARK — 3.5%
Novo Nordisk, Cl B	6,352	580,709
Novozymes, Cl B	13,752	555,883

		1,136,592

FRANCE — 1.6%
Pernod Ricard	3,147	525,938

GERMANY — 1.8%
Fresenius Medical Care & KGaA	13,325	576,164

INDIA — 1.9%
Lupin	44,820	632,161

IRELAND — 5.2%
Experian PLC	17,454	573,279
Horizon Therapeutics PLC *	5,233	605,406
Jazz Pharmaceuticals PLC *	4,351	563,193

		1,741,878

ISRAEL — 1.8%
Elbit Systems	3,003	597,997

JAPAN — 3.3%
Astellas Pharma	40,300	560,108
Eisai	9,800	545,346

		1,105,454

NETHERLANDS — 2.0%
Universal Music Group	24,860	650,907

NORWAY — 1.7%
Kongsberg Gruppen	13,502	559,831

SWEDEN — 1.8%
Saab, Cl B	11,422	585,388

SWITZERLAND — 1.8%
Roche Holding	2,118	579,857

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF SEPTEMBER 30, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED KINGDOM — 12.0%
BAE Systems PLC	47,645	$580,254
InterContinental Hotels Group PLC	7,931	587,976
LyondellBasell Industries, Cl A	6,123	579,848
Novocure *	28,220	455,753
RELX PLC	18,473	625,687
Smith & Nephew PLC	46,427	579,700
Smiths Group PLC	29,423	581,601

		3,990,819

UNITED STATES — 54.6%
COMMUNICATION SERVICES — 3.6%
Fox	19,232	600,039
Match Group *	13,147	515,034
Yelp, Cl A *	1,674	69,621

		1,184,694

CONSUMER DISCRETIONARY — 6.5%
Aaron’s	7,001	73,301
Dine Brands Global	1,394	68,933
Domino’s Pizza	1,550	587,125
Etsy *	8,300	536,014
H&R Block	1,898	81,728
iRobot *	1,976	74,890
Perdoceo Education	4,567	78,096
Stride *	1,737	78,217
Yum! Brands	4,697	586,843

		2,165,147

CONSUMER STAPLES — 2.2%
Altria Group	13,713	576,632
USANA Health Sciences *	1,202	70,449
Vector Group	7,028	74,778

		721,859

ENERGY — 0.5%
Bristow Group *	2,699	76,031
Green Plains *	2,404	72,360

		148,391

FINANCIALS — 0.7%
Avantax *	3,692	94,441
Donnelley Financial Solutions *	1,525	85,827

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF SEPTEMBER 30, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
Federated Hermes, Cl B	2,154	$72,956

		253,224

HEALTH CARE — 14.2%
Amedisys *	797	74,440
Catalyst Pharmaceuticals *	5,774	67,498
Chemed	149	77,435
Coherus Biosciences *	15,278	57,140
DaVita *	6,254	591,191
Dynavax Technologies *	5,251	77,557
Edwards Lifesciences *	7,956	551,192
Enhabit *	5,977	67,241
Exelixis *	3,355	73,307
Harmony Biosciences Holdings *	2,122	69,538
HealthEquity *	1,118	81,670
Illumina *	3,791	520,429
Inari Medical *	1,151	75,275
Incyte *	9,553	551,877
Laboratory Corp of America Holdings	2,957	594,505
Lantheus Holdings *	1,131	78,582
Molina Healthcare *	1,933	633,811
Myriad Genetics *	4,338	69,581
Neurocrine Biosciences *	680	76,500
Pacira BioSciences *	2,148	65,901
Pediatrix Medical Group *	5,910	75,116
REGENXBIO *	4,284	70,515
Select Medical Holdings	2,692	68,027
Vir Biotechnology *	6,099	57,148

		4,725,476

INDUSTRIALS — 17.6%
A O Smith	8,403	555,690
AAR *	1,276	75,960
AeroVironment *	785	87,551
ArcBest	705	71,663
Axon Enterprise *	2,848	566,724
CoreCivic *	7,015	78,919
Equifax	2,962	542,579
Fluor *	2,054	75,382

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF SEPTEMBER 30, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
General Dynamics	2,707	$598,166
GEO Group *	10,220	83,599
Huntington Ingalls Industries	2,785	569,755
JetBlue Airways *	12,684	58,347
Leidos Holdings	6,202	571,576
Lockheed Martin	1,358	555,368
Northrop Grumman	1,402	617,146
Textron	7,860	614,180
TrueBlue *	5,128	75,228

		5,797,833

INFORMATION TECHNOLOGY — 6.4%
Dropbox, Cl A *	2,704	73,630
Fair Isaac *	677	587,995
InterDigital	897	71,975
Lattice Semiconductor *	782	67,197
LiveRamp Holdings *	2,384	68,755
Rambus *	1,305	72,806
ServiceNow *	1,013	566,226
VeriSign *	2,930	593,413

		2,101,997

MATERIALS — 2.9%
Century Aluminum *	10,028	72,102
International Paper	17,619	624,946
Koppers Holdings	1,960	77,518
Materion	708	72,152
MP Materials *	3,471	66,296
Sylvamo	1,831	80,454

		993,468

		18,092,089

TOTAL COMMON STOCK (Cost $33,409,987)		32,383,074

TOTAL INVESTMENTS— 97.9% (Cost $33,409,987)		$32,383,074

Percentages are based on Net Assets of $33,068,126.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF SEPTEMBER 30, 2023 (UNAUDITED)

*	Non-income producing security.

Cl — Class

PLC — Public Limited Company

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO THEMATIC OPPORTUNITIES ETF SEPTEMBER 30, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS COMMON STOCK — 87.8%

	Shares	Value
CONSUMER DISCRETIONARY — 4.6%
AutoZone *	401	$1,018,536
Murphy USA	5,700	1,947,861

		2,966,397

CONSUMER STAPLES — 12.4%
Celsius Holdings *	15,207	2,609,521
Costco Wholesale	4,124	2,329,895
Kroger	22,834	1,021,821
Procter & Gamble	6,931	1,010,956
Walmart	6,347	1,015,076

		7,987,269

ENERGY — 21.4%
Baker Hughes, Cl A	64,263	2,269,769
Cameco	64,104	2,541,083
Chevron	11,700	1,972,854
Diamond Offshore Drilling *	153,156	2,248,330
Exxon Mobil	20,962	2,464,712
Occidental Petroleum	36,164	2,346,320

		13,843,068

FINANCIALS — 1.6%
Marsh & McLennan	5,342	1,016,583

HEALTH CARE — 13.2%
Cardinal Health	20,224	1,755,848
Cencora	12,159	2,188,255
Eli Lilly	4,790	2,572,853
Johnson & Johnson	6,492	1,011,129
UnitedHealth Group	2,050	1,033,589

		8,561,674

INDUSTRIALS — 13.6%
Deere	3,602	1,359,323
FTI Consulting *	5,911	1,054,581
General Dynamics	8,900	1,966,633
Lockheed Martin	3,474	1,420,727
Textron	25,000	1,953,500
Waste Management	6,639	1,012,049

		8,766,813

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO THEMATIC OPPORTUNITIES ETF SEPTEMBER 30, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — 17.6%
Adobe *	2,947	$1,502,675
Applied Materials	11,042	1,528,765
Broadcom	1,814	1,506,672
Cisco Systems	42,929	2,307,863
Microsoft	4,765	1,504,549
Palo Alto Networks *	6,603	1,548,007
Sprinklr, Cl A *	106,391	1,472,452

		11,370,983

REAL ESTATE — 3.4%
Iron Mountain ‡	36,995	2,199,353

TOTAL COMMON STOCK (Cost $53,483,340)		56,712,140

REGISTERED INVESTMENT COMPANY — 2.3%

Sprott Physical Gold Trust* (Cost $1,598,913)	103,749	1,485,686

TOTAL INVESTMENTS— 90.1% (Cost $55,082,253)		$58,197,826

Percentages are based on Net Assets of $64,619,633.

‡	Real Estate Investment Trust
*	Non-income producing security.

Cl — Class

STR-QH-001-0400